Summary of Significant Accounting Policies - Schedule of Securities Excluded From Dilutive Per Share Computation (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employee Stock Option [Member]
Excluded anti-dilutive stock options and warrants	4,592,347	4,303,638
Warrant [Member]
Excluded anti-dilutive stock options and warrants	3,291,149	2,482,563
Restricted Stock [Member]
Excluded anti-dilutive stock options and warrants	957,336	501,182